UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22655

Northern Lights Fund Trust III
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	9/30

Date of reporting period:	3/31/25

Item 1. Reports to Stockholders.

(a)

Counterpoint Quantitative Equity ETF

(CPAI) NYSE

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Counterpoint Quantitative Equity ETF for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-509-2775. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Counterpoint Quantitative Equity ETF	$37	0.75%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$65,576,358
Number of Portfolio Holdings	50
Advisory Fee (net of waivers)	$95,896
Portfolio Turnover	158%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Real Estate	1.9%
Utilities	2.0%
Industrials	4.1%
Health Care	6.0%
Financials	8.0%
Consumer Discretionary	9.8%
Consumer Staples	10.2%
Communications	11.8%
Energy	20.3%
Technology	25.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Philip Morris International, Inc.	2.1%
Sprouts Farmers Market, Inc.	2.1%
AMN Healthcare Services, Inc.	2.1%
Comstock Resources, Inc.	2.1%
Expand Energy Corporation	2.1%
McKesson Corporation	2.1%
United Natural Foods, Inc.	2.1%
Targa Resources Corporation	2.1%
BellRing Brands, Inc.	2.0%
Baker Hughes Company	2.0%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information you may review the Fund's prospectus, which we expect to be available by February 1, 2026 or upon request at 1-844-509-2775.

Effective October 30, 2024, the Fund changed its primary listing exchange from NYSE Arca, Inc. to the NYSE.

Counterpoint Quantitative Equity ETF

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://counterpointfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-CPAI

Counterpoint High Yield Trend ETF

(HYTR) NYSE

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Counterpoint High Yield Trend ETF for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-509-2775. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Counterpoint High Yield Trend ETF	$30	0.60%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$117,848,563
Number of Portfolio Holdings	4
Advisory Fee (net of waivers)	$83,975
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	76.1%
Money Market Funds	23.9%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-31.4%
Collateral for Securities Loaned	31.5%
Fixed Income	99.9%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Broad USD High Yield Corporate Bond ETF	39.9%
iShares iBoxx High Yield Corporate Bond ETF	30.1%
SPDR Bloomberg High Yield Bond ETF	29.9%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information you may review the Fund's prospectus, which we expect to be available by February 1, 2026 or upon request at 1-844-509-2775.

Effective October 30, 2024, the Fund changed its primary listing exchange from NYSE Arca, Inc. to the NYSE.

Counterpoint High Yield Trend ETF

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://counterpointfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-HYTR

(b)       Not applicable

Item 2. Code of Ethics.

Not applicable

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Counterpoint High Yield Trend ETF

HYTR

Counterpoint Quantitative Equity ETF

CPAI

Semi-Annual Financial Statements and Additional Information
March 31, 2025

1-844-509-2775
www.counterpointfunds.com

COUNTERPOINT HIGH YIELD TREND ETF
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.9%
	FIXED INCOME - 99.9%
1,279,667	iShares Broad USD High Yield Corporate Bond ETF	$47,104,543
449,563	iShares iBoxx High Yield Corporate Bond ETF(a)	35,466,024
369,491	SPDR Bloomberg High Yield Bond ETF(a)	35,212,492
	TOTAL EXCHANGE-TRADED FUNDS (Cost $117,797,717)	117,783,059

	SHORT-TERM INVESTMENTS — 31.5%
	COLLATERAL FOR SECURITIES LOANED - 31.5%
37,081,609	Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.27% (Cost $37,081,609)(b),(c)	37,081,609

	TOTAL INVESTMENTS - 131.4% (Cost $154,879,326)	$154,864,668
	LIABILITIES IN EXCESS OF OTHER ASSETS - (31.4)%	(37,016,105)
	NET ASSETS - 100.0%	$117,848,563

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2025 was $36,379,750.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2025.

(c)	Security was purchased with cash received as collateral for securities on loan at March 31, 2025. Total collateral had a value of $37,081,609 at March, 31, 2025.

See accompanying notes to financial statements.

COUNTERPOINT QUANTITATIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7%
	AEROSPACE & DEFENSE - 2.0%
3,406	Elbit Systems Ltd.	$1,306,814

	ASSET MANAGEMENT - 2.0%
31,551	Robinhood Markets, Inc., Class A(a)	1,313,153

	BEVERAGES - 2.0%
43,560	MGP Ingredients, Inc.	1,279,793

	COMMERCIAL SUPPORT SERVICES - 2.1%
55,739	AMN Healthcare Services, Inc.(a)	1,363,376

	E-COMMERCE DISCRETIONARY - 3.9%
40,780	Chewy, Inc.(a)	1,325,757
634	MercadoLibre, Inc.(a)	1,236,852
		2,562,609
	ELECTRIC UTILITIES - 2.0%
138,254	XPLR Infrastructure, L.P.	1,313,413

	FOOD - 2.0%
18,044	BellRing Brands, Inc.(a)	1,343,556

	HEALTH CARE FACILITIES & SERVICES - 6.0%
2,006	McKesson Corporation	1,350,018
37,351	Option Care Health, Inc.(a)	1,305,417
159,575	Teladoc Health, Inc.(a)	1,270,217
		3,925,652
	HOME & OFFICE PRODUCTS - 1.9%
161,553	Leggett & Platt, Inc.	1,277,884

	INSTITUTIONAL FINANCIAL SERVICES - 2.0%
35,177	Virtu Financial, Inc., Class A	1,340,947

	INSURANCE - 4.1%
184,330	Genworth Financial, Inc., Class A(a)	1,306,900

See accompanying notes to financial statements.

COUNTERPOINT QUANTITATIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	INSURANCE - 4.1% (Continued)
16,272	Unum Group	$1,325,517
		2,632,417
	INTERNET MEDIA & SERVICES - 7.8%
6,871	DoorDash, Inc., Class A(a)	1,255,813
48,966	EverQuote, Inc.(a)	1,282,420
7,286	GoDaddy, Inc., Class A(a)	1,312,499
2,295	Spotify Technology S.A.(a)	1,262,319
		5,113,051
	LEISURE FACILITIES & SERVICES - 4.0%
8,604	Brinker International, Inc.(a)	1,282,427
59,315	Sportradar Group A.G.(a)	1,282,390
		2,564,817
	OIL & GAS PRODUCERS - 14.3%
33,141	Antero Resources Corporation(a)	1,340,222
66,687	Comstock Resources, Inc.(a)	1,356,413
70,577	Energy Transfer, L.P.	1,312,027
12,136	Expand Energy Corporation	1,350,980
24,193	MPLX, L.P.	1,294,809
6,719	Targa Resources Corporation	1,346,958
22,448	Williams Companies, Inc. (The)	1,341,492
		9,342,901
	OIL & GAS SERVICES & EQUIPMENT - 4.0%
50,004	Archrock, Inc.	1,312,105
30,542	Baker Hughes Company	1,342,321
		2,654,426
	REAL ESTATE SERVICES - 1.9%
144,138	Compass, Inc., Class A(a)	1,258,325

	RENEWABLE ENERGY - 2.0%
389,174	Shoals Technologies Group, Inc., Class A(a)	1,292,058

	RETAIL - CONSUMER STAPLES - 2.1%
8,939	Sprouts Farmers Market, Inc.(a)	1,364,449

See accompanying notes to financial statements.

COUNTERPOINT QUANTITATIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SOFTWARE - 9.9%
71,911	Alignment Healthcare, Inc.(a)	$1,338,983
68,147	Cellebrite DI Ltd.(a)	1,324,096
21,984	Doximity, Inc., Class A(a)	1,275,732
18,504	Nutanix, Inc., Class A(a)	1,291,764
13,121	Twilio, Inc., Class A(a)	1,284,677
		6,515,252
	TECHNOLOGY HARDWARE - 11.5%
145,100	ADTRAN Holdings, Inc.(a)	1,265,272
241,878	CommScope Holding Company, Inc.(a)	1,284,372
31,038	Credo Technology Group Holding Ltd.(a)	1,246,486
6,210	InterDigital, Inc.	1,283,918
143,345	Pitney Bowes, Inc.	1,297,272
253,397	Xerox Holdings Corporation	1,223,908
		7,601,228
	TECHNOLOGY SERVICES - 4.1%
28,265	ExlService Holdings, Inc.(a)	1,334,391
26,547	Genpact Ltd.	1,337,438
		2,671,829
	TELECOMMUNICATIONS - 4.0%
46,266	AT&T, Inc.	1,308,402
4,873	T-Mobile US, Inc.	1,299,678
		2,608,080
	TOBACCO & CANNABIS - 2.0%
8,610	Philip Morris International, Inc.	1,366,664

	WHOLESALE - CONSUMER STAPLES - 2.1%
49,195	United Natural Foods, Inc.(a)	1,347,451

	TOTAL COMMON STOCKS (Cost $64,627,172)	65,360,145

	TOTAL INVESTMENTS - 99.7% (Cost $64,627,172)	$65,360,145
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	216,213
	NET ASSETS - 100.0%	$65,576,358

A.G.	- Aktiengesellschaft

LP	- Limited Partnership

Ltd.	- Limited Company

S.A.	- Société Anonyme

(a)	Non-income producing security.

See accompanying notes to financial statements.

COUNTERPOINT ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2025

	Counterpoint High Yield	Counterpoint Quantitative
	Trend ETF	Equity ETF
ASSETS
Investment securities:
At cost	$154,879,326	$64,627,172
At fair value*	$154,864,668	$65,360,145
Cash	101,467	—
Receivable for Fund shares sold	1,629,229	—
Receivable for securities sold	—	1,537,143
Dividends and interest receivable	970	204,735
Receivable for securities lending	16,945	416
Prepaid expenses and other assets	2,054	—
TOTAL ASSETS	156,615,333	67,102,439

LIABILITIES
Due to custodian	—	1,470,838
Securities lending collateral payable	37,081,609	—
Payable for securities purchased	1,629,430	—
Payable to related parties	1,003	9,902
Investment advisory fees payable	38,300	22,732
Accrued expenses and other liabilities	16,428	22,609
TOTAL LIABILITIES	38,766,770	1,526,081
NET ASSETS	$117,848,563	$65,576,358

NET ASSETS CONSIST OF:
Paid in capital	$119,497,769	$66,039,106
Accumulated losses	(1,649,206)	(462,748)
NET ASSETS	$117,848,563	$65,576,358

NET ASSET VALUE PER SHARE:
Net Assets	$117,848,563	$65,576,358
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,425,000	1,960,000
Net asset value (Net Assets / Shares Outstanding), offering price and redemption price per share	$21.72	$33.46

*	Includes Securities Loaned $36,379,750; $0

See accompanying notes to financial statements.

COUNTERPOINT ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2025

	Counterpoint	Counterpoint
	High Yield Trend ETF	Quantitative Equity ETF
INVESTMENT INCOME
Dividends (including foreign dividend tax withholding of $0 and $83,095)	$1,047,337	$654,975
Interest	239,741	1,391
Securities lending income	72,831	1,305
TOTAL INVESTMENT INCOME	1,359,909	657,671

EXPENSES
Investment advisory fees	153,317	175,336
Administrative services fees	31,723	34,886
Professional fees	19,348	19,309
Trustees fees and expenses	8,970	9,015
Custodian fees	8,035	10,750
Compliance officer fees	7,979	7,529
Printing and postage expenses	6,232	6,278
Transfer agent fees	5,485	5,489
Accounting services fees	5,000	4,987
Insurance expense	1,247	1,245
Other expenses	7,476	7,476
TOTAL EXPENSES	254,812	282,300

Less: Fees waived/expenses reimbursed by the adviser	(69,342)	(79,440)

NET EXPENSES	185,470	202,860

NET INVESTMENT INCOME	1,174,439	454,811

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(4,072)	(2,811,547)
In-kind redemptions	605	1,507,555
Swap contracts	(182,866)	—
	(186,333)	(1,303,992)
Net change in unrealized depreciation on:
Investments	(41,378)	(595,818)
Foreign currency translations	—	(25)
Swap contracts	(238,236)	—
	(279,614)	(595,843)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(465,947)	(1,899,835)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$708,492	$(1,445,024)

See accompanying notes to financial statements.

COUNTERPOINT HIGH YIELD TREND ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the	For the
	March 31, 2025	Period Ended	Year Ended
	(Unaudited)	September 30, 2024 (a)	December 31, 2023
FROM OPERATIONS:
Net investment income	$1,174,439	$419,793	$379,368
Net realized gain (loss) on investments and swap contracts	(186,938)	159,358	(179,537)
Net realized gain on in-kind redemptions	605	320,571	62,506
Net change in unrealized appreciation (depreciation) on investments and swap contacts	(279,614)	82,889	196,089
Net increase in net assets resulting from operations	708,492	982,611	458,426

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid	(1,472,390)	(452,143)	(381,910)
Decrease in net assets resulting from distributions to shareholders	(1,472,390)	(452,143)	(381,910)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	103,927,402	35,000,114	2,117,729
Payments for shares redeemed	(10,808,083)	(15,917,972)	(3,628,085)
Net increase (decrease) in net assets resulting from shares of beneficial interest	93,119,319	19,082,142	(1,510,356)

TOTAL INCREASE (DECREASE) IN NET ASSETS	92,355,421	19,612,610	(1,433,840)

NET ASSETS
Beginning of Period	25,493,142	5,880,532	7,314,372
End of Period	$117,848,563	$25,493,142	$5,880,532

SHARE ACTIVITY
Shares Sold	4,775,000	1,600,000	100,000
Shares Redeemed	(500,000)	(725,000)	(175,000)
Net increase (decrease) in shares of beneficial interest outstanding	4,275,000	875,000	(75,000)

(a)	For the period January 1, 2024 to September 30, 2024. The previous fiscal year end of the Fund was December 31.

See accompanying notes to financial statements.

COUNTERPOINT QUANTITATIVE EQUITY ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2025	Period Ended
	(Unaudited)	September 30, 2024 (a)
FROM OPERATIONS:
Net investment income	$454,811	119,893
Net realized loss on investments and foreign currency transactions	(2,811,547)	(254,700)
Net realized gain on in-kind redemptions	1,507,555	4,836,660
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(595,843)	1,328,793
Net increase (decrease) in net assets resulting from operations	(1,445,024)	6,030,646

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid	(213,864)	(4,466)
Decrease in net assets resulting from distributions to shareholders	(213,864)	(4,466)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	35,341,697	56,923,270
Payments for shares redeemed	(6,981,775)	(24,074,126)
Net increase in net assets resulting from shares of beneficial interest	28,359,922	32,849,144

TOTAL INCREASE IN NET ASSETS	26,701,034	38,875,324

NET ASSETS
Beginning of Period	38,875,324	—
End of Period	$65,576,358	38,875,324

SHARE ACTIVITY
Shares Sold	1,000,000	1,950,000
Shares Redeemed	(200,000)	(790,000)
Net increase in shares of beneficial interest outstanding	800,000	1,160,000

(a)	Fund commenced operations on November 28, 2023.

See accompanying notes to financial statements.

COUNTERPOINT HIGH YIELD TREND ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the
	Six Months Ended		For the		For the	For the	For the	For the
	March 31, 2025		Period Ended		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		September 30, 2024 *		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020 (1)
Net asset value, beginning of period	$22.17		$21.38		$20.90	$23.85	$24.07	$25.00
Income from investment operations:
Net investment income (2)	0.42		0.87		1.12	0.24	0.79	0.71
Net realized and unrealized gain (loss) on investments	(0.28)		0.73		0.52	(2.93)	(0.13)	(0.91)
Total from investment operations	0.14		1.60		1.64	(2.69)	0.66	(0.20)
Less distributions from:
Net investment income	(0.59)		(0.81)		(1.16)	(0.26)	(0.81)	(0.72)
Return of capital	—		—		—	—	(0.07)	(0.01)
Total distributions	(0.59)		(0.81)		(1.16)	(0.26)	(0.88)	(0.73)
Net asset value, end of period	$21.72		$22.17		$21.38	$20.90	$23.85	$24.07
Market price, end of period *	$21.80		$22.18		$21.40	$20.89	$23.84	$24.07
Total return (3)	0.66	% (4)	7.67	% (4)	8.13%	(11.31)%	2.79%	(0.70	)% (4)
Market Price Total return (3)	0.98	% (4)	7.62	% (4)	8.29%	(11.31)%	2.75%	(0.69	)% (4)
Net assets, at end of period (000s)	$117,849		$25,493		$5,881	$7,314	$10,134	$12,635
Ratio of gross expenses to average net assets (6,9)	0.82	% (5)	2.70	% (5)	3.27%	2.73%	1.94%	1.91	% (5)
Ratio of net expenses to average net assets (6)	0.60	% (5)	0.60	% (5)	0.60%	0.60%	0.60%	0.60	% (5)
Ratio of net investment income to average net assets (7)	3.80	% (5)	5.31	% (5)	5.38%	1.10%	3.28%	3.17	% (5)
Portfolio Turnover Rate (8)	0	% (4)	0	% (4)	547%	439%	255%	561	%(4)

(1)	The Fund commenced operations on January 21, 2020.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any. Had the adviser not waived a portion of its fees or reimbursed other expenses, total returns would have been lower.

(4)	Not annualized.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

(9)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

*	For the period January 1, 2024 to September 30, 2024. The previous fiscal year end of the Fund was December 31.

See accompanying notes to financial statements.

COUNTERPOINT QUANTITATIVE EQUITY ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	For the
	Six Months Ended		For the
	March 31, 2025		Period Ended
	(Unaudited)		September 30, 2024 (1)
Net asset value, beginning of period	$33.51		$25.00
Income from investment operations:
Net investment income (2)	0.30		0.15
Net realized and unrealized gain (loss) on investments	(0.21)		8.38
Total from investment operations	0.09		8.53
Less distributions from:
Net investment income	(0.14)		(0.02)
Total distributions	(0.14)		(0.02)
Net asset value, end of period	$33.46		$33.51
Market price, end of period	$33.49		$33.52
Total return (3)	0.24	% (4)	34.12	% (4)
Market Price Total return (3)	0.30	% (4)	34.16	% (4)
Net assets, at end of period (000s)	$65,576		$38,875
Ratio of gross expenses to average net assets (6)	1.04	% (5)	1.63	% (5)
Ratio of net expenses to average net assets	0.75	% (5)	0.75	% (5)
Ratio of net investment income to average net assets	1.68	% (5)	0.60	% (5)
Portfolio Turnover Rate (7)	158	% (4)	308	% (4)

(1)	The Fund commenced operations on November 28, 2023.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any. Had the adviser not waived a portion of its fees or reimbursed other expenses, total returns would have been lower.

(4)	Not annualized.

(5)	Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

See accompanying notes to financial statements.

COUNTERPOINT ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)

 March 31, 2025

1.	ORGANIZATION

The Counterpoint High Yield Trend ETF and the Counterpoint Quantitative Equity ETF (each a “Fund” and collectively the “Funds”), are each a diversified series of Northern Lights Fund Trust III (the “Trust”), a trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Counterpoint High Yield Trend ETF is to seek to provide investment results that equals or exceeds, before fees and expenses, the performance of the CP High Yield Trend Index (the “Index”). The investment objective of the Counterpoint Quantitative Equity ETF is to seek long-term capital appreciation. The Counterpoint High Yield Trend ETF commenced operations on January 21, 2020 and the Counterpoint Quantitative Equity ETF commenced operations on November 28, 2023. At a meeting of the Audit Committee of the Board of Trustees (the “Board”) held on August 21, 2024, the fiscal year end of the Counterpoint High Yield Trend ETF was moved to September 30. The Counterpoint High Yield Trend ETF is a “fund of funds” in that the Fund will generally invest in other investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Operating Segments – The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) . Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are- valued at net asset value, including the short-term investment currently held. Debt securities (other than short term obligations) are valued each day by an independent pricing service approved by the Board of Trustees of the Trust (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major

COUNTERPOINT ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

market maker in the securities. Short-term debt obligations, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Investment Companies - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Mutual funds are valued at their respective net asset values as reported by such investment companies. Exchange-traded funds (“ETFs”) are valued at the lasted reported sales price or official closing price. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value in accordance with the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

COUNTERPOINT ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2025 for the Funds investments measured at fair value:

Counterpoint High Yield Trend ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$117,783,059	$—	$—	$117,783,059
Collateral for Securities Loaned	37,081,609	—	—	37,081,609
Total	$154,864,668	$—	$—	$154,864,668

Counterpoint Quantitative Equity ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$65,360,145	$—	$—	$65,360,145
Total	$65,360,145	$—	$—	$65,360,145

The Funds did not hold any Level 2 or Level 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

Cash and Cash Equivalents – Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statement of Assets and Liabilities. The Funds maintain cash in a bank deposit account which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. A Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflects the risks of owning the underlying securities they are designed to track, although the lack of

COUNTERPOINT ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Swap Agreements – The Funds may hold equities subject to equity price risk. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. The fair value of these financial instruments are located under unrealized appreciation (depreciation) on total return swaps on the Statement of Assets and Liabilities. The realized gain (loss) on swap contracts and change in unrealized appreciation (depreciation) on swap contracts are located on the Statement of Operations.

Underlying Funds Risk – ETFs in which a Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Funds are higher than the cost of investing directly in the Underlying Funds and may be higher than other funds that invest directly in stocks and bonds.

Securities Lending Risk – A Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. The Funds may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; tariffs and trade wars, climate change and climate-related events; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to the Funds’ net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected.

COUNTERPOINT ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income and expense are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of a Fund. Dividends that represent long term capital gain distributions from underlying investments are reclassified out of dividend income and presented separately for financial reporting purposes. The Funds holds certain investments which pay dividends to their shareholders based upon available funds from operations. Distributions received from investments in securities that represent a return of capital or long-term capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits related to uncertain tax positions taken in the Counterpoint High Yield Trend ETF’s December 31, 2023 tax returns, the Funds’ September 30, 2024, tax returns or expected to be taken in the Funds’ September 30, 2025, year-end tax returns. The Funds identified their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. During the period ended March 31, 2025, the Funds did not incur any interest or penalties. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enters into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

COUNTERPOINT ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2025, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), for the Funds were as follows:

	Purchases	Sales
Counterpoint High Yield Trend ETF	$22,980,117	$236,711
Counterpoint Quantitative Equity ETF	$85,096,785	$85,051,030

For the six months ended March 31, 2025, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

	Purchases	Sales
Counterpoint High Yield Trend ETF	$102,340,175	$9,294,325
Counterpoint Quantitative Equity ETF	$35,216,722	$6,861,962

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Counterpoint Funds, LLC serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Adviser, under the oversight of the Board, oversees the daily operations of the Funds, manages each Fund’s portfolio, and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Counterpoint High Yield Trend ETF pays the Adviser a fee, computed and accrued daily and paid monthly at an annual rate of 0.50% of the Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Adviser, the Counterpoint Quantitative Equity ETF pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.65% of the Fund’s average daily net assets. For the six months ended March 31, 2025, the Adviser earned advisory fees of $153,317 and $175,336 for the Counterpoint High Yield Trend ETF and Counterpoint Quantitative Equity ETF, respectively.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Funds, until at least February 1, 2026, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), taxes and extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 0.60% and 0.75% of the Counterpoint High Yield Trend ETF’s and the Counterpoint Quantitative Equity ETF’s average daily net assets, respectively. During the six months ended March 31, 2025, the Adviser waived fees pursuant to the waiver agreement in the amount of $69,342 and $79,440 for the Counterpoint High Yield Trend ETF and Counterpoint Quantitative Equity ETF, respectively.

If the Adviser waives any fee or reimburses any expense pursuant to the waiver agreement, and a Fund’s operating expenses are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation then in effect or in effect at time of waiver. If Fund operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the waiver agreement (or any similar agreement). The Board may terminate this expense

COUNTERPOINT ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

reimbursement arrangement at any time upon 60 days’ written notice to the Adviser. As of March 31, 2025, the total amount of expense reimbursement subject to recapture for the Funds were as follows:

Fund	December 31, 2025	December 31, 2026	September 30, 2027	Total
Counterpoint High Yield Trend ETF	$190,466	$188,773	$165,954	$545,193
Counterpoint Quantitative Equity ETF	—	—	175,803	175,803

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Funds have adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. No distribution or service fees are currently paid by the Funds, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s shares and is an affiliate of Ultimus Fund Solutions, LLC.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds as shown in the Statement of Operations. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds which are included in the chief compliance officer fees in the Statement of Operations.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds which are included in the printing and postage expenses in the Statement of Operations.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Counterpoint High Yield Trend ETF	$154,879,326	$68,928	$(83,586)	$(14,658)
Counterpoint Quantitative Equity ETF	$64,623,165	$2,289,439	$(1,552,459)	$736,980

COUNTERPOINT ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

6.	DISTRIBUTIONS TO SHAREHOLDER AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the periods ended September 30, 2024, and December 31, 2023, were as follows:

For the year ended September 30, 2024:

	Ordinary	Long-Term		Return of
	Income	Capital Gains	Exempt Income	Capital	Total
Counterpoint High Yield Trend ETF	$452,143	$—	$—	$—	$452,143
Counterpoint Quantitative Equity ETF	4,466	—	—	—	4,466

For the year ended December 31, 2023:

	Ordinary	Long-Term		Return of
	Income	Capital Gains	Exempt Income	Capital	Total
Counterpoint High Yield Trend ETF	$381,910	$—	$—	$—	$381,910

As of September 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation	Accumulated
	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Counterpoint High Yield Trend ETF	—	$68,447	$—	$—	$(1,218,711)	$—	$264,956	$(885,308)
Counterpoint Quantitative Equity ETF	—	81,102	—	—	(217,762)	—	1,332,800	1,196,140

The difference between book basis and tax basis unrealized appreciation and accumulated net realized loss from security transactions is primarily attributable to the adjustments for partnerships, and the tax deferral of losses on wash sales. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency losses of $2 for the Counterpoint Quantitative Equity ETF.

At September 30, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

				Capital Loss
	Non-Expiring			Carry Forward
	Short-Term	Long-Term	Total	Utilized
Counterpoint High Yield Trend ETF	$1,203,517	$15,194	$1,218,711	$58,721
Counterpoint Quantitative Equity ETF	217,233	529	217,762	—

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions, and the book/tax basis treatment of non-deductible expenses, and adjustments for prior year tax returns for the Funds for the fiscal year ended September 30, 2024, as follows:

	Paid
	In	Accumulated
	Capital	Earnings (Losses)
Counterpoint High Yield Trend ETF	$134,830	$(134,830)
Counterpoint Quantitative Equity ETF	4,830,040	(4,830,040)

COUNTERPOINT ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

7.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at net asset value only in large blocks known as “Creation Units.” Shares are created and redeemed by the Counterpoint High Yield Trend ETF only in Creation Unit size aggregations of 25,000 shares. Shares are created and redeemed by the Counterpoint Quantitative ETF only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per share of the relevant Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statement of Changes in Net Assets.

The Transaction Fees for the Funds are listed in the table below:

Fund	Fixed Fee	Variable Charge
Counterpoint High Yield Trend ETF	$200	2.00	%*
Counterpoint Quantitative Equity ETF	$300	2.00	%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

For the six months ended March 31, 2025, the fixed and variable fees were as follows:

Fund	Fixed Fees	Variable Fees
Counterpoint High Yield Trend ETF	$8,600	$—
Counterpoint Quantitative Equity ETF	$12,000	$—

8.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with Brown Brothers Harriman, the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the value of any loaned securities at the time of the loan. Each Fund receives compensation in the form of fees. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is held by the custodian in accordance with the custody agreement. The Funds could experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

COUNTERPOINT ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

The following table breaks out the Funds securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of March 31, 2025:

		Overnight and	Up to 30		Greater than
	Collateral	Continuous	Days	30-90 days	90 days	Total
Counterpoint High Yield Trend ETF	Fidelity Investments Money Market Government Portfolio, Institutional Class	$37,081,609	$—	$—	$—	$37,081,609

At March 31, 2025, the Funds loaned securities and received cash collateral for the loan. This cash was invested in the Fidelity Money Market Government Portfolio Institutional Class. Each Fund receives compensation relating to the lending of its securities as reflected in the Statement of Operations.

The securities loaned are noted in the Schedule of Investments. The fair value of the securities loaned for the Funds at March 31, 2025 were as follows.

Fair Value of
Securities Loaned
Counterpoint High Yield Trend ETF	$36,379,750

The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes cash collateral received and reinvested. As of March 31, 2025, the total collateral for securities loaned was as follows:

Collateral for
Securities Loaned
Counterpoint High Yield Trend ETF	$37,081,609

These amounts are offset by a liability recorded as “Securities lending collateral payable upon return” as shown on the Statement of Assets and Liabilities.

9.	DERIVATIVE TRANSACTIONS

As of March 31, 2025, the Fund’s did not invest in derivative instruments.

The following is a summary of the effect of derivative instruments on the Funds’ Statement of Operations for the period ended March 31, 2025.

Counterpoint High Yield Trend ETF

		Change in Unrealized
Contract type/	Realized Loss	Depreciation
Primary Risk Exposure	On Swap Contracts	On Swap Contracts
Equity Contracts/Equity Price Risk	$(182,866)	$(238,236)

The notional value of the derivative instruments outstanding as of March 31, 2025, as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Funds.

COUNTERPOINT ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

10.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of the control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2025, Counterpoint Tactical Equity Fund, an affiliate of the Counterpoint Quantitative Equity ETF, held 62.2% of the voting securities of the Counterpoint Quantitative Equity ETF.

11.	INVESTMENTS IN UNDERLYING INVESTMENT COMPANIES

The Counterpoint High Yield Trend ETF currently invests a portion of its assets in the underlying investment companies mentioned in the table below. The Counterpoint High Yield Trend ETF may redeem its investments in these underlying investment companies at any time if the Adviser determines that it is in the best interest of the Counterpoint High Yield Trend ETF and its shareholders to do so. The performance of the Counterpoint High Yield Trend ETF will be directly affected by the performance of the underlying investment companies. The financial statements of the below mentioned investment companies, including their portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Counterpoint High Yield Trend ETF financial statements. As of March 31, 2025, the percentage of the net assets invested in each underlying investment company were as follows.

Fund	Underlying Investment	% of Net Assets
Counterpoint High Yield Trend ETF	iShares Broad USD High Yield Corporate Bond ETF	39.9%
Counterpoint High Yield Trend ETF	iShares iBoxx High Yield Corporate Bond ETF	30.1%
Counterpoint High Yield Trend ETF	SPDR Bloomberg High Yield Bond ETF	29.9%

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

COUNTERPOINT ETFs

ADDITIONAL INFORMATION (Unaudited)

March 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By /s/ Brian Curley
Brian Curley
Principal Executive Officer
Date: 6/3/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian Curley
Brian Curley
Principal Executive Officer
Date: 6/3/2025

By /s/ Richard Gleason
Richard Gleason
Principal Financial Officer
Date: 6/3/2025